Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,472	£ 1,161
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	187	217
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,013	667
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	253	261
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 19	£ 16